Property and Equipment - Summary of the Details of Property and Equipment and Investment Properties Provided (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Related amount	₩ 10,218,165	₩ 10,006,685
Land and buildings [member] | Industrial Bank of Korea [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	81,057	13,899
Secured amount	₩ 64,680	₩ 19,100
Related line item	Borrowings	Borrowings
Related amount	₩ 54,900	₩ 6,000
Secured party	Industrial Bank of Korea, etc.	Industrial Bank of Korea, etc.
Land and buildings [member] | Lessee [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	₩ 555,921	₩ 460,166
Secured amount	₩ 64,877	₩ 61,733
Related line item	Deposits	Deposits
Related amount	₩ 55,965	₩ 52,662
Secured party	Lessee	Lessee